UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07599

DOMINI INSTITUTIONAL TRUST
(Exact Name of Registrant as Specified in Charter)

536 Broadway, 7th Floor, New York, New York 10012
(Address of Principal Executive Offices)

Amy L. Domini
Domini Social Investments LLC
536 Broadway, 7th Floor
New York, New York 10012
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: January 31, 2004

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

Domini Institutional Social Equity FundSM

Semi-Annual Report
January 31, 2004 (unaudited)

The Way You Invest Matters®

Table of Contents

Letter from the President	1
Domini News	4
Performance Commentary	5
Social Profiles	8
Domini Social Index Portfolio
Portfolio of Investments	14
Statement of Assets and Liabilities	20
Statement of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	23
Notes to Financial Statements	24
Domini Institutional Social Equity Fund
Statement of Assets and Liabilities	26
Statement of Operations	27
Statements of Changes in Net Assets	28
Financial Highlights	29
Notes to Financial Statements	30
Proxy Voting Information	33
For More Information	Back cover

Letter from the President

Dear Shareholders:

The six-month period ending in January was a very good one for investors. We enjoyed a tremendous surge in stock prices, with the S&P 500 returning over 15%. Bond markets were volatile, but ended the period about where they started. Wall Street is doing well — but the outlook for Main Street is still uncertain.

Investors' primary reason for optimism is that corporate earnings are steaming ahead. When we consider buying stocks we start by taking a look at interest rates to see if bonds offer a good alternative. If interest rates are low, we consider inflation, for we don't want to lose our gains in the market to runaway inflation. When interest rates and inflation are low, we examine whether company profits are growing, since we don't want to buy a piece of a company that isn't growing. Today these three elements are in place, which bodes well for the stock market.

In contrast with this bright picture, the nation faces growing uncertainty on a number of fronts — and as I have often written, uncertainty can have a powerful effect on stock prices. Soon we will be embroiled in a presidential election. It is the nature of an election to have the challenger point out the dire circumstances the incumbent has created. This particular election will bring attention to the ballooning budget deficit, the wealth and wage gap, global uncertainties, and the lack of new jobs for Americans: messages that could dampen the enthusiasm of investors. As a result, although we can probably expect continued improvement in the financial markets over the coming months, we will probably not see the exuberance of the past six months repeated.

In the longer term, I see two serious threats to our nation's economic prosperity: underemployment and the national debt. I want to take a moment to examine each of these.

Despite the positive short-term financial outlook, it is important to recognize that those who work on Wall Street do not factor into their calculations everything that those who walk down Main Street care about. When a company cuts costs by laying off a domestic workforce and sourcing materials abroad, Wall Street counts this as an increase in profitability. Main Street sees it as stealing from working Americans to give to fat cats. Wall Street looks at low inflation and sees it as good

Letter from the President

for business. Main Street sees that although consumer prices are lower (except for a spike in oil costs), wages have lagged so much that people are finding it hard to make ends meet. At the root of this Wall Street/Main Street disconnect is not lack of jobs. It is lack of good jobs.

To gauge the true health of our economy, we need better tracking of people who consider themselves underemployed: that is, those who are working at jobs for fewer hours, lower pay, or a lower level of skill and experience than they are qualified for. Though unemployment and underemployment are both serious problems in the U.S., underemployment has received far less attention. Yet, I believe it is primarily underemployment that explains why so many Americans are falling behind. Underemployed Americans, because they produce more goods and services for less money, while creating the impression of low unemployment, are good news for those who place corporate profits ahead of the well-being of ordinary Americans.

Why do I focus so much on underemployment? Because as a nation we depend upon an ever-increasing population that can use its discretionary income to make purchases. Even with the recent rapid expansion in the Department of Defense's budget, government spending is far outstripped by consumer spending, which accounts for roughly two-thirds of our economy. A consumer economy needs new consumers, not richer ones. The economic benefit of a single person building a swimming pool for, say, $30,000 is tiny when compared to the economic benefit of three thousand people supporting a variety of businesses by spending ten dollars each on sunglasses, baseball caps, garden seeds, and beach balls. We haven't yet recognized the national stake we have in strengthening our economy by lessening the wage gap, but it is urgent that we do so.

The second threat to our economic prosperity is our national debt, which topped $7 trillion in February. This is an absolutely staggering figure. A debt of this size needs to be financed. Since raising taxes is contrary to current policy, the United States Treasury will have to sell bonds. Selling bonds, which is how our government borrows, will be hard to do unless the bonds pay an attractive interest rate. The impact of this could be felt globally. All nations that borrow will now be forced to compete with the United States for loans. If our government borrows at higher interest rates, the potential exists for a cascading effect increasing interest rates globally: a disaster for poor countries that would have difficulty getting access to capital and would be forced to pay more when they do.

Letter from the President

The creation of a massive national debt in this country, the result of continued budget deficits, has therefore exacerbated a highly fragile global situation. Only a roaring economy that brings real wage growth, such as we witnessed during the 1990s, can help us to earn our way out of the deficit without wreaking havoc on the rest of the world — and because we are an inextricable part of the global economic system, devastating our own economy as well.

What do I think all this means for the U.S. economy? I believe that short-term, everything looks strong, and mid-term, the presidential election will distract investors and create market fluctuations, both up and down. Long-term, in my opinion, a strong economy will depend on a public policy of reducing the national debt and bringing a larger percentage of our underemployed population into the economic mainstream. This means, at a minimum, that they earn a living wage. We are witnessing very good times on Wall Street. Now, for our own continued well-being, the nation must strive to bring these good times to Main Street.

Very truly yours,

Amy Domini
amy@domini.com

Domini News

Market Timing and Late Trading

Like other investors, Domini shareholders have been concerned about the scandals involving market timing and late trading that have erupted at a number of mutual fund companies. Domini Social Investments has not been involved in any of these scandals. In November, Amy Domini wrote a letter to shareholders explaining how these practices affect investors, and describing the policies and safeguards we have in place to help protect you against them. The letter and a summary of our policies are available on our website. Go to www.domini.com and select News from the About Domini pull-down menu.

Protecting Human Rights

The Alien Tort Claims Act is a 1789 statute that permits aliens to sue in U.S. courts for human rights violations committed in other countries. A case pending before the U.S. Supreme Court (Sosa v. Alvarez-Machain) threatens to nullify this important tool for holding human rights violators, including corporations, accountable. Domini signed on to an amicus curiae brief filed by the International Labor Rights Fund to help defend the Act. Visit www.domini.com to learn more.

You Are Part of the Solution

Your investment in the Domini Institutional Social Equity Fund helps successfully advocate for positive change at major corporations. After discussions in early 2004, Time Warner and Tribune agreed to disclose information on their websites regarding their political contributions, allowing the public to hold them accountable for their activities in the political arena. Masco and OGE Energy agreed to include sexual orientation in their equal employment opportunity policies, helping to ensure that all of their employees will be treated with dignity and respect. And AT&T agreed to end an accounting practice that inflated executive pay by linking it to the growth of the company's pension fund. With your help, we continue to press corporations to do the right thing by their employees, their investors, and society.

For more details, visit our website at www.domini.com and click on Shareholder Advocacy.

Domini Institutional Social Equity Fund

Performance Commentary

For the six months ended January 31, 2004, the Domini Institutional Social Equity Fund returned 14.25%, while the Standard & Poor's 500 Index (S&P 500) returned 15.23%. Past performance is no guarantee of future results. Current performance may be lower or higher than performance data quoted. Investment return, principal value, and yield of an investment will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Each investor should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. See the Fund's current prospectus for more information about these and other topics.

During the last six months, investors gained confidence in an improving economy. Corporate profits at the end of 2003 rebounded to new highs as companies, slow to rehire, benefited from strong productivity gains. Investor confidence in the strengthening of the economy grew from the end of the summer through year-end.

The U.S. equity markets continued to post strong returns during this six-month period. Investors pushed the S&P 500 to its highest close of the year on December 31, indeed its highest close since May 2002. Equity markets began 2004 with a continuation of their recent uptrend, spurred by solid profit reports. In late January, however, the U.S. Federal Reserve Board retreated from its commitment to keep interest rates low for "a considerable period," raising the possibility of higher short-term interest rates later in the year. U.S. stocks held on to finish January with a solid gain of 1.8% for the S&P 500. Also doing well were the Russell 1000, up 1.9% for the month, and the Nasdaq Composite, up 3.2%. On January 26, the latter index closed at its highest level in more than two and a half years. Smaller stocks resumed their leadership after a December pause, and the Russell 2000 returned 4.3% during January.

During the six months ended January 31, the Fund underperformed the S&P 500. The relative performance of the Fund was hurt in part by its lower exposure to the energy and industrials sectors, each of which had strong six-month performance. The biggest contributors in each of these sectors were companies

Domini Institutional Social Equity Fund — Performance Commentary

excluded from the Fund's portfolio: Exxon Mobil (16%), ChevronTexaco (22%), General Electric (20%), and Tyco International (44%). The relative performance of the Fund was also hurt by the exclusion of Altria Group, formerly known as Philip Morris (43%).

The Fund's performance relative to the S&P 500 was helped in part by its higher exposure to the top-performing information technology and consumer discretionary sectors, the former having led the market recovery in 2003. The three stocks that most helped the Fund's performance relative to the S&P 500 were Intel (23%), Cisco Systems (32%), and Texas Instruments (66%).

The Domini Institutional Social Equity Fund invests in the Domini Social Index Portfolio. The following is a list of the ten largest holdings of the Domini Social Index Portfolio as of January 31, 2004:

Company	% of Portfolio	Company	% of Portfolio
Microsoft Corporation	5.25%	Procter & Gamble Company	2.30%
Intel Corporation	3.51%	Bank of America Corporation	2.13%
American International Group, Inc.	3.18%	Coca-Cola Company	2.12%
Cisco Systems, Inc.	3.11%	Merck & Co., Inc.	1.86%
Johnson & Johnson	2.78%	Verizon Communications	1.79%

The holdings mentioned above are described in the Domini Social Index Portfolio's (DSIP) Portfolio of Investments at January 31, 2004, included herein. The composition of the DSIP is subject to change.

Domini Institutional Social Equity Fund — Performance Commentary

Average Annual Total Return(1)

	As of 12-31-03				As of 1-31-04
	1 Year	5 Year	10 Year	Since Inception(2)	1 Year	5 Year	10 Year	Since Inception(2)
Domini Institutional Social Equity Fund (DISEF)	28.03%	–1.17%	11.15%	11.02%	34.34%	–1.95%	11.09%	11.12%
S&P 500	28.69%	–0.57%	11.07%	10.92%	34.57%	–1.02%	10.90%	11.00%

Comparison of $10,000 Investment in the
Domini Institutional Social Equity Fund and S&P 500(1)

(1)	Past performance is no guarantee of future results. The table and the graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini Institutional Social Equity Fund is based on the Fund's net asset values and assumes all dividends and capital gains were reinvested. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. An investment in the Fund is not a bank deposit and is not insured. You may lose money. Current performance may be lower or higher than the performance data quoted. Call 1-800-582-6757 for more current performance information. The table and the graph comprise actual mutual fund performance after all expenses. Certain fees payable by the Fund were waived during the period, and the Fund's average annual total returns would have been lower had these not been waived.

The Standard & Poor's 500 Index (S&P 500) is an unmanaged index of common stocks. Investors cannot invest directly in the S&P 500.

(2)	The Domini Institutional Social Equity Fund, which commenced operations on May 30, 1996, invests all of its assets in the Domini Social Index Portfolio (DSIP), which has the same investment objectives as the Fund. The DSIP commenced operations on June 3, 1991. Performance prior to the Fund's commencement of operations is the performance of the DSIP adjusted for expenses of the Fund.

This material must be preceded or accompanied by the Fund's current prospectus. DSIL Investment Services LLC, Distributor. 03/04

Domini Institutional Social Equity Fund

Social Profiles

Innovative Products and Services

Innovation is not only a key competitive advantage for a company, but an essential source for fresh ways to address the challenges that face society. In this report, we discuss several companies in the Fund's portfolio that we believe have introduced groundbreaking innovations that change our world for the better. Some of these, such as Lubrizol's fuel additives and Praxair's ozone-based cleaning system for food, have obvious benefits in energy savings or pollution reduction. Others have positive social benefits: For instance, Tupperware's unusual home-based sales methods have provided business opportunities to generations of women with little access to capital.

Interface

Ticker: IFSIA	Website: www.interfaceinc.com
Market Capitalization: $340 Million	Percentage of DSIP*: 0.01%
*Domini Social Index Portfolio

In 1973, Ray Anderson founded Interface, and introduced the European idea of modular carpet to the United States. The company is the world's largest manufacturer of industrial carpet tile. Because it is installed in tiles rather than in long rolls, small worn sections of modular carpet can be replaced without replacing the entire carpet. In this way, modular carpet helps reduce the amount of carpet that is thrown away each year: currently more than 2.5 million tons.

Although modular carpet has environmental benefits, it is traditionally a petroleum-based product. It was a number of years before environmental sustainability became a priority for Anderson and Interface. After an awakening that he described as "a spear in the chest," Anderson became an inspiring proponent of sustainability. He set an ambitious goal for his company: to have Interface no longer be a net "taker" from the Earth. He determined to make his company an environmental leader by completely rethinking the structure of the company's manufacturing processes, and envisioning it anew for the 21st century.

One example of Interface's environmental approach is its Cool Carpet program. Offered on some carpets at no additional cost and others for a small additional charge, Cool Carpets is a climate-neutral option whereby the company offsets the greenhouse gas footprint of the carpet's entire life cycle. After calculating the total

Domini Institutional Social Equity Fund — Social Profiles

CO2 emissions associated with the production, use, and disposal of the carpet, Interface offsets the emissions through a variety of methods, including retrofitting and upgrading fuel-oil boilers at public schools to use natural gas.

Interface offers a number of other products with environmental benefits, including these:

•	Terratex, a line of fabrics that includes products made entirely from 100% postconsumer recycled polyester fiber, 100% postindustrial recycled polyester, and 100% postconsumer recycled wool

•	A line of modular carpet products, introduced in 2003, made from a biodegradable corn-derived substance

•	NexStep, a chlorine-free urethane foam backing

•	GlasBac RE, a backing product made from recycled PVC carpet tiles

Lubrizol

Ticker: LZ	Website: www.lubrizol.com
Market Capitalization: $1.64 Billion	Percentage of DSIP: 0.03%

In October 2003, a group of California students witnessed a dramatic illustration of how an innovative fuel might help them breathe easier.

"A diesel school bus blew a cloud of soot into a piece of white fabric held over the tailpipe," the Fresno Bee newspaper reported. "It blackened the fabric and backed up students watching the demonstration. Then a bus powered by an innovative diesel-water fuel revved up with hardly a puff of smoke, barely tainting another piece of white fabric."

The "clean" bus was powered by PuriNOx, a diesel-water fuel developed by Lubrizol. PuriNOx reduces emissions of nitrogen oxides by up to 30% and emissions of particulates by up to 50%. It can be used by any diesel vehicle or equipment without engine modifications.

Lubrizol manufactures and markets lubricant and fuel technologies for transportation equipment, as well as chemical products for industrial operations. Many of Lubrizol's products are designed to be environmentally beneficial, including the following:

•	Nonsolvent aqueous-based materials for paints and inks

•	Emissions control systems, such as particulate traps for forklifts and mining equipment

•	Engine lubricant additives that improve fuel economy

Domini Institutional Social Equity Fund — Social Profiles

•	Surfactants used for soil remediation in hazardous waste spills

•	Additives to improve performance of low-sulfur fuel

Lubrizol has developed a series of additives, lubricants, concentrates, and base fluids based on vegetable oil. Vegetable-base oils are biodegradable, nontoxic, and a renewable resource, and their cost is similar to that of other alternative fluids.

Minerals Technologies

Ticker: MTX	Website: www.mineralstech.com
Market Capitalization: $1.08 Billion	Percentage of DSIP: 0.02%

The paper industry has a significant environmental impact in the United States. According to the nonprofit organization Environmental Defense, in addition to consuming large quantities of fresh water, chemicals, and energy, "Outputs from paper manufacturing processes include conventional and hazardous air and water pollutants released to the atmosphere and to bodies of water, as well as a variety of solid wastes."

Minerals Technologies helps make cleaner papermaking affordable. The company's main product, precipitated calcium carbonate (PCC), can substitute at reduced cost for some of the wood fiber used to make paper through the alkaline process, which produces fewer hazardous wastes than the traditional acid process. In addition, the more PCC that is used as filler, the less bleaching agent is required.

For economic reasons, Minerals Technologies produces PCC at plants located on the sites of paper mills. By extracting carbon dioxide directly from the plant's flue gases, the PCC manufacturing process helps the mill reduce its CO2 emissions.

Minerals Technologies has been notably successful in bringing innovative products to market. In fiscal year 2002, the company spent $22.7 million or 3% of sales on research and development, a level that places it well above industry norms.

Praxair

Ticker: PX	Website: www.praxair.com
Market Capitalization: $11.52 Billion	Percentage of DSIP: 0.20%

When you bite into a crisp apple you may be consuming chlorine — because food suppliers commonly use chlorinated water to clean fruits and vegetables. Praxair, a supplier of ozone, helium, argon, and other gases, developed a way to

Domini Institutional Social Equity Fund — Social Profiles

clean fruits and vegetables using ozonated water instead. According to the company, "lettuce washed with ozonated water looks and tastes significantly fresher than the same product treated with chlorinated water, retaining its crispness and enjoying a 50% longer shelf life."  The company announced that its first ozone disinfecting unit was installed at a supplier to McDonald's Restaurants.

The desire to extend the shelf life of foods has driven mainstream food companies to the use of pesticides, preservatives, irradiation, trans-fatty acids, and genetically modified produce, with negative effects on human health and the environment. Ozonated water represents one potentially healthier alternative.

Praxair has found other innovative ways to save energy and to reduce pollution and waste. "Oxyfuel firing," a Praxair technology that uses oxygen and fuel instead of air and fuel to heat furnaces, is widely used by the U.S. glass industry to cut emissions and energy requirements. In October 2001, Waste News reported that Alcoa used a Praxair burner technology to produce aluminum while reducing waste metal by 85%. The technology reduces the use of natural gas, and cuts emission of nitrogen oxides by 50%. (The slogan "reduce, reuse, recycle" reminds us that although recycling is laudable, the reuse of waste materials and the reduction of waste at its source are often better alternatives.)

In 2003, Praxair introduced high-purity hydrogen gas for fuel cell applications. (A fuel cell, like a battery, has two electrodes, and operates like a battery except that it does not require recharging. Oxygen passes over one of the electrodes and hydrogen over the other, generating electricity, water, and heat.) According to the company, high-purity hydrogen minimizes contaminants such as ammonia, carbon monoxide, and sulfur compounds, which can harm the insides of fuel cells and reduce their efficiency.

Tupperware

Ticker: TUP	Website: www.tupperware.com
Market Capitalization: $1.03 Billion	Percentage of DSIP: 0.02%

Most of us have a Tupperware container keeping something fresh in the refrigerator. But what's really interesting is the social phenomenon of how that Tupperware got there.

Tupperware was created by Earl Silas Tupper, a struggling Massachusetts inventor who found a way to mold polyethylene into a food storage bowl with a special seal. But it was Brownie Wise, a young mother and salesperson from Georgia,

Domini Institutional Social Equity Fund — Social Profiles

who realized that to be commercially successful Tupper's invention should be sold not in stores but at "Tupperware parties" where women could demonstrate the bowls to friends and neighbors — and take orders. Wise became the first woman to appear on the cover of Business Week, and provided business opportunities to generations of women (and some men).

Discussing its new documentary Tupperware! on its website, PBS explains that many "Tupperware Ladies" were first- and second-generation immigrants from countries like Greece, Italy, Poland, and Germany, as well as rural Americans. "With no college educations and very little money down, women from diverse backgrounds used their extended ethnic networks to sell Tupperware.... For the people who sold Tupperware, the company offered nothing less than a boost up the ladder to the American dream." Tupperware dealers, who numbered about 1.1 million in December 2002, are employed as independent contractors.

Tupperware's innovative selling strategy has taken hold outside the U.S. as well, with sales from abroad accounting for approximately 70% of the company's revenues in fiscal year 2002.

Whirlpool

Ticker: WHR	Website: www.whirlpoolcorp.com
Market Capitalization: $5.29 Billion	Percentage of DSIP: 0.09%

Keeping our clothes clean can be tough on the environment. The average load of laundry uses 40 gallons of water. "Plus," the Sierra Club notes, "doing our laundry burns through hundreds of thousands of barrels of oil and sends millions of pounds of chlorine into our air and water each year."

Whirlpool recognizes the need to design washing machines that save water and energy. In 1996, the company introduced a horizontal-axis washing machine in China that used 50% less water than current vertical-axis washers. In 1998, Whirlpool introduced the Resource Saver Washing System, a top-loading washing machine that used 47% less water and 56% less electricity than the average washer. Whirlpool's Calypso top-loading washing machine, introduced in 2001, uses 50% less water and 66% less electricity than the average washer.

Whirlpool has also led the way in marketing energy-saving refrigerators. In 1993, 24 U.S. utility companies sponsored the Super Efficient Refrigerator Program, a contest to create an innovative energy-saving refrigerator. Their goal was to help

Domini Institutional Social Equity Fund — Social Profiles

consumers save energy and avoid the need to build new power plants. Whirlpool won the contest with a design that incorporated improved insulation, frosting control, and compressor functioning — and saved approximately 30% in energy.

The Fund invests in a portfolio designed to replicate the Domini 400 Social Index.SM All companies in the Fund's portfolio are measured against multiple standards of corporate accountability. We avoid companies that manufacture alcohol, tobacco, or firearms, provide services to gambling operations, own or operate nuclear power plants, or earn significant revenues from weapons contracting. Before investing in any company, our social research providers at KLD Research & Analytics, Inc. (KLD) evaluate its social profile by weighing both strengths and weaknesses in the areas of community impact, diversity, employee relations, the environment, human rights, and product safety and usefulness. KLD is responsible for maintaining the Domini 400 Social Index and developing and applying its social and environmental standards. Special thanks to KLD for allowing us to reproduce portions of its research in these pages.

For extensive information about how we use social and environmental criteria to choose our investments, including brief social profiles of every company in the Fund's portfolio, visit www.domini.com.

Unlike other mutual funds, the Domini Institutional Social Equity Fund seeks to achieve its investment objective by investing all of its investable assets in a separate portfolio with an identical investment objective called the Domini Social Index Portfolio (DSIP). The companies discussed above can be found in the DSIP's Portfolio of Investments at January 31, 2004, included herein. The composition of the DSIP is subject to change.

The preceding profiles should not be deemed an offer to sell or a solicitation of an offer to buy the stock of any of the companies noted, or a recommendation concerning the merits of any of these companies as an investment.

Domini 400 Social IndexSM is a service mark of KLD Research & Analytics, Inc. (KLD), which is used under license. KLD is the owner of the Domini 400 Social Index. KLD determines the composition of the Index but is not the manager of the Domini Social Index Portfolio, the Domini Social Equity Fund, or the Domini Institutional Social Equity Fund. Certain portions of these social profiles are copyright © 2004 by KLD and are reprinted here by permission. 03/04

Domini Social Index Portfolio

Portfolio of Investments

January 31, 2004 (unaudited)

Issuer	Shares	Value
Consumer Discretionary — 13.4%
American Greetings Corporation (a)	15,700	$329,386
AutoZone, Inc. (a)	23,531	1,984,134
Bandag, Inc.	2,400	100,584
Bassett Furniture Industries	3,000	64,800
Black & Decker Corp.	20,700	1,060,875
Bob Evans Farms, Inc.	9,300	293,229
Centex Corporation	16,900	1,789,710
Champion Enterprises, Inc. (a)	12,800	85,504
Charming Shoppes, Inc. (a)	29,400	171,402
Circuit City Stores, Inc.	54,100	578,870
Claire's Stores, Inc.	23,800	435,540
Comcast Corporation (a)	362,558	12,370,479
Cooper Tire and Rubber Company	18,800	381,076
Dana Corporation	38,400	798,720
Darden Restaurants, Inc.	44,200	884,000
Delphi Automotive Systems Corporation	152,500	1,613,450
Dillard's, Inc.	20,700	351,072
Disney (Walt) Company (The)	547,800	13,147,200
Dollar General Corporation	90,851	2,018,709
Dow Jones & Company	16,000	791,680
eBay Inc. (a)	172,686	11,575,143
Emmis Communications Corporation (a)	12,200	316,834
Family Dollar Stores Inc.	47,000	1,628,080
Fleetwood Enterprises, Inc. (a)	9,300	113,460
Foot Locker, Inc.	39,200	969,808
Gaiam, Inc. (a)	2,200	11,990
Gap Inc.	238,987	4,440,378
Genuine Parts Company	45,700	1,506,272
Harley-Davidson, Inc.	81,400	4,154,656
Harman International Industries, Inc.	17,720	1,315,356
Hartmarx Corporation (a)	8,500	44,030
Home Depot, Inc. (The)	607,406	21,544,691
Horton (D.R.), Inc.	63,600	1,787,160
Interface, Inc. (a)	11,400	88,122
Johnson Controls, Inc.	48,200	2,836,570
KB Home	12,400	837,496
Lee Enterprises, Inc.	8,800	397,848
Leggett & Platt, Incorporated	51,200	1,261,568
Limited Brands	137,000	2,493,400
Liz Claiborne, Inc.	30,000	1,073,100
Lowe's Companies, Inc.	210,200	11,256,210
Luby's, Inc. (a)	5,800	21,402
Mattel, Inc.	114,385	2,163,020
May Department Stores Company	78,100	2,569,490
Maytag Corporation	20,100	575,664
McDonald's Corporation	340,500	8,764,470
McGraw-Hill Companies	51,300	3,848,526
Media General, Inc.	5,800	372,940
Men's Wearhouse, Inc. (a)	10,600	246,874
Meredith Corporation	10,200	514,182
Modine Manufacturing Company	8,700	232,899
New York Times Company	39,600	1,924,560
Newell Rubbermaid, Inc.	74,078	1,809,725
Nordstrom, Inc.	36,900	1,450,170
Omnicom Group, Inc.	51,000	4,202,400
Oneida Ltd.	4,300	23,005
Oshkosh B'Gosh, Inc.	2,700	58,050
Penney (J.C.) Company, Inc.	73,200	1,916,376
Pep Boys — Manny, Moe & Jack	14,000	308,560
Phillips-Van Heusen Corporation	7,200	125,640
Pixar (a)	14,400	957,600
Pulte Homes, Inc.	33,400	1,440,876
Radio One, Inc. (a)	5,800	106,778
RadioShack Corporation	44,300	1,443,294
Reebok International Ltd.	15,800	612,724
Ruby Tuesday, Inc.	16,700	466,598
Russell Corporation	8,300	146,163
Scholastic Corporation (a)	9,700	311,370
Sears, Roebuck and Co.	68,500	3,031,125
Snap-On Incorporated	15,050	468,808
Spartan Motors, Inc.	3,100	30,845

Domini Social Index Portfolio / Portfolio of Investments (Continued)
January 31, 2004 (unaudited)

Issuer	Shares	Value
Consumer Discretionary (Continued)
Stanley Works	23,200	$878,816
Staples, Inc. (a)	133,123	3,542,403
Starbucks Corporation (a)	105,900	3,892,884
Stride Rite Corporation	10,800	118,584
Target Corporation	243,800	9,254,648
Timberland Company (The) (a)	7,500	373,650
Time Warner, Inc. (a)	1,161,500	20,407,555
TJX Companies, Inc.	135,200	3,108,248
Toys 'R' Us, Inc. (a)	55,820	788,178
Tribune Company	84,056	4,302,827
Tupperware Corporation	15,000	264,750
Univision Communications, Inc. (a)	68,600	2,426,382
Value Line, Inc.	2,600	129,740
VF Corporation	28,600	1,215,500
Visteon Corporation	34,000	363,800
Washington Post Company	2,100	1,775,571
Wendy's International, Inc.	29,800	1,183,954
Whirlpool Corporation	18,500	1,405,075
		204,479,291
Consumer Staples— 11.8%
Alberto-Culver Company	15,200	952,736
Albertson's, Inc.	99,000	2,312,640
Avon Products, Inc.	62,900	3,982,828
Campbell Soup Company	110,500	2,909,465
Church & Dwight Co., Inc.	10,300	410,455
Clorox Company	57,000	2,786,160
Coca-Cola Company	656,100	32,306,364
Colgate-Palmolive Company	143,200	7,341,864
Costco Wholesale Corporation (a)	122,030	4,524,872
CVS Corporation	105,200	3,757,744
Estée Lauder Companies, Inc. (The)	32,300	1,323,331
General Mills Incorporated	100,200	4,552,086
Gillette Company	271,338	9,836,003
Green Mountain Coffee, Inc. (a)	1,800	36,900
Hain Celestial Group, Inc. (The) (a)	8,700	196,707
Heinz (H.J.) Company	94,700	3,350,486
Hershey Foods Corporation	27,000	2,038,770
Kellogg Company	109,100	4,125,071
Kimberly-Clark Corporation	135,464	8,000,504
Kroger Company (a)	199,100	3,689,323
Longs Drug Stores Corporation	9,900	220,473
Nature's Sunshine Products, Inc.	4,200	34,860
PepsiAmericas, Inc. (a)	39,000	670,020
PepsiCo, Inc.	458,370	21,662,566
Procter & Gamble Company	347,000	35,074,760
Safeway Inc. (a)	119,300	2,694,987
Smucker (J.M.) Company	12,905	601,244
SUPERVALU, Inc.	36,900	1,066,410
Sysco Corporation	173,900	6,596,027
Tootsie Roll Industries, Inc.	9,368	337,248
United Natural Foods, Inc. (a)	5,000	199,150
Walgreen Company	274,300	9,477,065
Whole Foods Market, Inc.	16,400	1,106,508
Wild Oats Markets, Inc. (a)	6,550	84,823
Wrigley (Wm.) Jr. Company	49,300	2,774,110
		181,034,560
Energy — 1.0%
Anadarko Petroleum Corporation	66,785	3,332,572
Apache Corporation	87,024	3,348,684
Cooper Cameron Corp. (a)	14,100	587,970
Devon Energy Corporation	62,472	3,527,169
EOG Resources, Inc.	31,200	1,413,360
Helmerich & Payne, Inc.	13,000	377,260
Noble Energy, Inc.	14,700	649,740
Rowan Companies, Inc. (a)	24,200	553,696
Sunoco, Inc.	21,100	1,169,994
		14,960,445
Financials — 25.1%
AFLAC, Inc.	137,600	5,074,688
Allied Capital Corporation	33,100	957,252
Ambac Financial Group, Inc.	28,800	2,153,376
American Express Company	343,500	17,807,040
American International Group, Inc.	697,676	48,453,598
AmSouth Bancorporation	92,900	2,294,630
Aon Corporation	84,300	2,071,251
Bank of America Corporation	397,600	32,388,496
Bank One Corporation	298,685	15,116,448

Domini Social Index Portfolio / Portfolio of Investments (Continued)
January 31, 2004 (unaudited)

Issuer	Shares	Value
Financials (Continued)
Capital One Financial Corporation	62,000	$4,406,960
Cathay General Bancorp	6,495	357,745
Charter One Financial, Inc.	59,410	2,151,236
Chittenden Corporation	10,576	345,306
Chubb Corporation	50,600	3,617,394
Cincinnati Financial Corporation	42,285	1,831,786
Comerica Incorporated	47,300	2,701,303
Edwards (A.G.), Inc.	20,987	798,555
Fannie Mae	259,465	20,004,752
Fifth Third Bancorp	152,711	8,825,169
First Tennessee National Corporation	33,000	1,465,860
FirstFed Financial Corp. (a)	4,500	192,420
Franklin Resources, Inc.	66,900	3,864,813
Freddie Mac	185,500	11,578,910
GATX Corporation	12,600	284,760
Golden West Financial	40,300	4,180,319
GreenPoint Financial Corporation	36,900	1,460,502
Hartford Financial Services Group (The)	75,900	4,883,406
Janus Capital Group Inc.	62,926	1,055,898
Jefferson-Pilot Corporation	37,725	1,936,802
KeyCorp	111,600	3,469,644
Lincoln National Corporation	48,200	2,128,030
Marsh & McLennan Companies, Inc.	141,100	6,621,823
MBIA, Inc.	38,100	2,400,300
MBNA Corporation	342,775	9,241,214
Mellon Financial Corporation	116,000	3,794,360
Merrill Lynch & Co., Inc.	251,760	14,800,970
MGIC Investment Corporation	26,400	1,820,016
Moody's Corporation	39,800	2,542,822
Morgan (J.P.) Chase & Co.	544,692	21,183,072
National City Corporation	163,800	5,654,376
Northern Trust Corporation	59,500	2,826,250
PNC Financial Services Group	73,900	4,176,089
Progressive Corporation (The)	57,400	4,744,110
Providian Financial Corporation (a)	76,000	1,040,440
Rouse Company	24,600	1,211,304
SAFECO Corporation	37,600	1,636,728
Schwab (Charles) Corporation	360,900	4,543,731
SLM Corporation	119,900	4,604,160
St. Paul Companies, Inc.	61,264	2,581,052
State Street Corporation	89,100	4,798,035
SunTrust Banks, Inc.	75,700	5,477,652
Synovus Financial Corporation	80,050	2,009,255
U.S. Bancorp	515,321	14,568,125
UnumProvident Corporation	80,900	1,264,467
Wachovia Corporation	353,543	16,347,828
Washington Mutual, Inc.	241,204	10,685,337
Wells Fargo & Company	452,906	26,001,333
Wesco Financial Corporation	1,900	685,901
		385,119,099
Health Care — 11.8%
Allergan, Inc.	35,305	2,925,019
Amgen, Inc. (a)	344,400	22,210,356
Bard (C.R.), Inc.	14,200	1,337,640
Bausch & Lomb Incorporated	14,000	752,500
Baxter International, Inc.	163,700	4,771,855
Becton Dickinson and Company	67,500	3,041,550
Biogen Idec Inc. (a)	87,250	3,733,428
Biomet, Inc.	68,100	2,632,746
Boston Scientific Corporation (a)	219,200	8,941,168
CIGNA Corporation	37,800	2,344,356
Cross Country Healthcare, Inc. (a)	8,600	158,928
Forest Laboratories, Inc. (a)	98,200	7,314,918
Guidant Corporation	82,838	5,291,691
Hillenbrand Industries, Inc.	17,000	1,062,500
Humana, Inc. (a)	42,900	1,000,857
IMS Health, Inc.	63,313	1,629,044
Invacare Corporation	7,700	329,714
Invitrogen Corporation (a)	13,400	1,031,800
Johnson & Johnson	794,170	42,424,561
King Pharmaceuticals Inc. (a)	66,200	1,104,216
Manor Care, Inc.	24,700	881,790
McKesson HBOC, Inc.	77,020	2,262,848
MedImmune, Inc. (a)	66,500	1,562,750
Medtronic, Inc.	323,800	15,937,436
Merck & Co., Inc.	595,600	28,350,560
Millipore Corporation (a)	12,400	644,180

Domini Social Index Portfolio / Portfolio of Investments (Continued)
January 31, 2004 (unaudited)

Issuer	Shares	Value
Health Care (Continued)
Mylan Laboratories, Inc.	72,375	$1,765,226
Oxford Health Plans, Inc.	22,700	1,094,140
St. Jude Medical, Inc. (a)	46,600	3,348,210
Stryker Corporation	53,000	4,703,220
Synovis Life Technologies, Inc. (a)	2,600	42,094
Watson Pharmaceuticals (a)	29,200	1,358,092
Zimmer Holdings, Inc. (a)	64,200	4,911,300
		180,900,693
Industrials — 5.6%
3M Company	209,600	16,577,264
Alaska Air Group, Inc. (a)	6,900	191,820
American Power Conversion	53,600	1,328,744
AMR Corporation (a)	44,400	728,160
Angelica Corporation	2,200	48,400
Apogee Enterprises, Inc.	7,400	86,802
Ault, Inc. (a)	1,200	4,056
Avery Dennison Corporation	30,100	1,871,016
Baldor Electric Company	8,800	204,688
Banta Corporation	6,550	301,300
Brady Corporation	5,500	208,285
Bright Horizons Family Solutions, Inc. (a)	3,200	141,280
Cintas Corporation	45,000	2,031,750
CLARCOR, Inc.	6,450	279,608
Cooper Industries, Inc.	25,100	1,413,130
CPI Corporation	2,100	44,940
Cross (A.T.) Company (a)	3,800	24,624
Cummins, Inc.	10,700	542,811
Deere & Company	64,000	4,006,400
Delta Air Lines, Inc.	32,000	336,000
Deluxe Corporation	15,000	605,850
DeVry, Inc. (a)	18,100	536,303
Dionex Corporation (a)	5,600	299,880
Donaldson Company, Inc.	11,300	610,426
Donnelley (R.R.) & Sons Company	31,300	978,125
Emerson Electric Company	113,000	7,220,700
Fastenal Company	19,700	947,176
FedEx Corporation	79,400	5,342,032
Gerber Scientific, Inc. (a)	5,700	45,087
Graco, Inc.	12,368	509,933
Grainger (W.W.), Inc.	24,000	1,155,360
Granite Construction Incorporated	10,625	226,525
Harland (John H.) Company	7,600	213,560
Herman Miller, Inc.	19,300	465,902
HON Industries Inc.	15,200	636,424
Hubbell Incorporated	12,660	508,299
Ikon Office Solutions	38,800	462,108
Illinois Tool Works, Inc.	82,500	6,443,250
Ionics, Inc. (a)	4,500	123,255
JetBlue Airways Corporation (a)	27,300	620,529
Kansas City Southern Industries, Inc. (a)	15,700	231,418
Kelly Services, Inc.	8,475	246,623
Lawson Products, Inc.	2,500	75,000
Lincoln Electric Holdings, Inc.	11,000	272,140
Masco Corporation	122,600	3,268,516
Milacron, Inc.	8,700	33,321
New England Business Service, Inc.	3,400	101,762
Nordson Corporation	8,600	311,492
Norfolk Southern Corporation	103,200	2,301,360
Pitney Bowes, Inc.	61,900	2,511,902
Robert Half International, Inc. (a)	44,800	1,052,352
Ryder System, Inc.	18,000	662,400
Smith (A.O.) Corporation	5,200	162,292
Southwest Airlines Co.	210,762	3,150,892
SPX Corporation (a)	20,830	1,181,894
Standard Register Company	6,000	110,400
Steelcase, Inc.	9,900	134,937
Tennant Company	2,300	92,667
Thomas & Betts Corporation (a)	15,100	313,023
Thomas Industries, Inc.	4,000	135,960
Toro Company	6,400	304,640
Trex Company, Inc. (a)	3,700	143,375
United Parcel Service, Inc.	146,633	10,450,534
Valassis Communications Inc. (a)	13,600	416,159
Yellow Roadway Corporation (a)	12,480	392,483
		86,379,344

Domini Social Index Portfolio / Portfolio of Investments (Continued)
January 31, 2004 (unaudited)

Issuer	Shares	Value
Information Technology — 23.1%
3Com Corporation (a)	103,000	$793,100
Adaptec, Inc. (a)	27,400	256,738
ADC Telecommunications, Inc. (a)	206,300	722,050
Advanced Micro Devices, Inc. (a)	93,300	1,386,438
Advent Software, Inc. (a)	8,500	160,225
Analog Devices, Inc.	97,700	4,674,945
Andrew Corporation (a)	43,800	750,732
Apple Computer, Inc. (a)	94,600	2,134,176
Applied Materials, Inc. (a)	446,000	9,704,960
Arrow Electronics, Inc. (a)	25,900	693,084
Autodesk, Inc.	29,200	746,060
Automatic Data Processing, Inc.	159,674	6,826,064
BMC Software, Inc. (a)	60,800	1,209,920
Borland Software Corporation (a)	21,100	217,541
CDW Corporation	22,400	1,521,856
Ceridian Corporation (a)	39,000	801,840
Cisco Systems, Inc. (a)	1,846,830	47,352,721
Coherent, Inc. (a)	7,700	235,543
Compuware Corporation (a)	99,400	798,182
Dell Inc. (a)	686,300	22,970,461
Electronic Arts Inc. (a)	79,200	3,711,312
Electronic Data Systems Corporation	128,100	3,069,276
EMC Corporation (a)	644,100	9,043,164
Entegris, Inc. (a)	19,000	242,440
Hewlett-Packard Company	814,110	19,367,677
Hutchinson Technology Incorporated (a)	6,500	191,945
Imation Corporation	9,100	333,515
Intel Corporation	1,747,400	53,470,440
Isco, Inc.	1,500	13,410
Lexmark International Group, Inc. (a)	34,600	2,867,994
LSI Logic Corporation (a)	104,200	1,072,218
Lucent Technologies, Inc. (a)	1,119,492	5,015,324
Merix Corporation (a)	3,750	101,813
Micron Technology, Inc. (a)	163,900	2,640,429
Microsoft Corporation	2,892,000	79,963,800
Molex Incorporated	27,646	960,422
National Semiconductor Corporation (a)	49,700	1,910,965
Novell, Inc. (a)	101,400	1,287,780
palmOne, Inc. (a)	13,904	143,211
Paychex, Inc.	101,400	3,800,472
PeopleSoft, Inc. (a)	100,200	2,159,310
Plantronics Inc. (a)	11,600	464,580
QRS Corporation (a)	4,100	38,786
Qualcomm, Inc.	213,800	12,490,196
Red Hat, Inc. (a)	47,200	898,216
Sapient Corporation (a)	32,800	201,392
Scientific-Atlanta, Inc.	39,900	1,350,216
Solectron Corporation (a)	224,300	1,592,530
Sun Microsystems, Inc. (a)	869,600	4,617,576
Symantec Corporation (a)	83,200	3,228,160
Tektronix, Inc.	22,600	702,182
Tellabs, Inc. (a)	114,100	1,129,590
Texas Instruments, Inc.	463,700	14,536,995
Thermo Electron Corporation (a)	43,800	1,220,706
Waters Corporation (a)	33,400	1,266,194
Xerox Corporation (a)	209,200	3,062,688
Xilinx, Inc. (a)	92,000	3,855,720
Yahoo! Inc. (a)	176,630	8,275,115
		354,254,395
Materials — 1.4%
Air Products & Chemicals, Inc.	61,400	3,064,474
Airgas, Inc.	18,500	419,765
Bemis Company, Inc.	13,700	664,039
Cabot Corporation	16,000	503,680
Calgon Carbon Corporation	10,100	69,892
Caraustar Industries, Inc. (a)	7,200	100,800
Crown Holdings, Inc. (a)	41,600	348,608
Ecolab, Inc.	68,200	1,852,994
Engelhard Corporation	33,200	941,884
Fuller (H.B.) Company	7,300	204,400
IMCO Recycling, Inc. (a)	3,800	32,148
Lubrizol Corporation	13,300	422,275
MeadWestvaco Corp.	52,612	1,418,946
Minerals Technologies, Inc.	5,300	280,529
Nucor Corporation	21,250	1,196,588
Praxair, Inc.	87,800	3,108,998
Rock-Tenn Company	9,000	137,610

Domini Social Index Portfolio / Portfolio of Investments (Continued)
January 31, 2004 (unaudited)

Issuer	Shares	Value
Materials (Continued)
Rohm & Haas Company	60,087	$2,359,616
Sealed Air Corporation (a)	23,000	1,145,170
Sigma-Aldrich Corporation	18,600	1,089,774
Sonoco Products Company	24,745	583,487
Valspar Corporation	13,100	648,450
Wausau-Mosinee Paper Corporation	15,700	199,547
Wellman, Inc.	8,200	65,026
Worthington Industries, Inc.	22,200	362,526
		21,221,226
Telecommunication Services— 5.4%
AT&T Corporation	210,116	4,088,857
AT&T Wireless Services, Inc. (a)	722,887	7,987,901
BellSouth Corporation	493,700	14,430,851
Citizens Communications Company (a)	77,367	907,515
SBC Communications, Inc.	886,328	22,601,364
Sprint Corp. — FON Group	242,700	4,225,407
Telephone and Data Systems, Inc.	13,500	894,780
Verizon Communications	739,122	27,244,038
		82,380,713
Utilities — 0.9%
AGL Resources, Inc.	16,600	487,376
Cascade Natural Gas Corporation	2,900	63,423
Cleco Corporation	12,200	221,674
Energen Corporation	8,900	382,700
Equitable Resources, Inc.	16,100	706,629
IDACORP, Inc.	9,700	298,760
KeySpan Corporation	42,800	1,560,916
Kinder Morgan, Inc.	33,100	1,952,900
MGE Energy, Inc.	4,400	137,852
National Fuel Gas Company	20,500	514,550
NICOR, Inc.	11,400	377,910
NiSource, Inc.	69,047	1,449,987
Northwest Natural Gas Company	6,500	200,200
OGE Energy Corporation	22,900	559,447
Peoples Energy Corporation	9,200	390,632
Pepco Holdings, Inc.	44,400	893,772
Questar Corporation	23,100	811,503
Southern Union Company (a)	19,244	345,622
WGL Holdings	12,600	352,170
Williams Companies, Inc.	140,900	1,428,726
		13,136,749
Total Investments — 99.5%
(cost$1,430,283,664)(b)		$1,523,866,515
Other Assets, less liabilities — 0.5%		7,842,659
Net Assets — 100.0%		$1,531,709,174

(a)	Non–income producing security.

(b)	The aggregate cost for federal income tax purposes is $1,415,780,488, the aggregate gross unrealized appreciation is $281,615,775, and the aggregate gross unrealized depreciation is $173,529,748, resulting in net unrealized appreciation of $108,086,027.

Copyright in the Domini 400 Social IndexSM is owned by KLD Research & Analytics, Inc., and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.

See Notes to Financial Statements

Domini Social Index Portfolio

Statement of Assets and Liabilities

January 31, 2004 (unaudited)

ASSETS:
Investments at value (Cost $1,430,283,664)	$1,523,866,515
Cash	6,329,698
Dividends receivable	1,863,257
Total assets	1,532,059,470
LIABILITIES:
Management fee payable (Note 2)	258,335
Other accrued expenses	91,961
Total liabilities	350,296
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS	$1,531,709,174

See Notes to Financial Statements

Domini Social Index Portfolio

Statement of Operations

Six Months Ended January 31, 2004 (unaudited)

INVESTMENT INCOME
Dividends		$10,929,402
EXPENSES
Management fee (Note 2)	$1,415,419
Custody fees (Note 3)	129,781
Professional fees	86,722
Trustees fees	29,241
Miscellaneous	59,889
Total expenses	1,721,052
Fees paid indirectly (Note 3)	(23,949)
Net expenses		1,697,103

NET INVESTMENT INCOME		9,232,299
Net realized loss on investments
Proceeds from sales	$42,372,053
Cost of securities sold	(61,771,049)
Net realized loss on investments		(19,398,996)
Net changes in unrealized appreciation/ (depreciation) of investments
Beginning of period	$(104,903,844)
End of period	93,582,851
Net change in unrealized appreciation		198,486,695
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$188,319,998

See Notes to Financial Statements

Domini Social Index Portfolio

Statements of Changes in Net Assets

	Six Months Ended January 31, 2004 (unaudited)	Year Ended July 31, 2003
INCREASE IN NET ASSETS
From Operations:
Net investment income	$9,232,299	$15,767,885
Net realized loss on investments	(19,398,996)	(118,701,110)
Net change in unrealized appreciation of investments	198,486,695	242,621,915
Net Increase in Net Assets Resulting from Operations	188,319,998	139,688,690
Transactions in Investors' Beneficial Interest:
Additions	175,456,204	249,027,799
Reductions	(150,409,685)	(309,700,811)
Net Increase/(Decrease) in Net Assets from Transactions in Investors' Beneficial Interests	25,046,519	(60,673,012)
Total Increase in Net Assets	213,366,517	79,015,678
NET ASSETS:
Beginning of period	1,318,342,657	1,239,326,979
End of period	$1,531,709,174	$1,318,342,657

See Notes to Financial Statements

Domini Social Index Portfolio

Financial Highlights

	Six Months Ended January 31, 2004 (unaudited)		Year Ended July 31,
			2003		2002		2001		2000		1999
Net assets (in millions)	$1,532		$1,318		$1,239		$1,729		$1,974		$1,347
Total return	14.17%		12.13%		(22.71)%		(17.28)%		8.94%		23.15%
Ratio of net investment income to average net assets (annualized)	1.30%		1.32%		1.02%		0.78%		0.70%		0.84%
Ratio of expenses to average net assets (annualized)	0.24	%(2)	0.23	%(1)(2)	0.22	%(2)	0.22	%(2)	0.24	%(1)(2)	0.24	%(1)(2)
Portfolio turnover rate	3%		8%		13%		19%		9%		8%

(1)	Reflects an expense reimbursement and fee waiver by the Manager of 0.01%, 0.002%, and 0.01% for the years ended July 31, 2003, 2000, and 1999, respectively. Had the Manager not waived its fee and reimbursed expenses, the ratio of expenses to average net assets would have been 0.24%, 0.24%, and 0.25%, for the years ended July 31, 2003, 2000, and 1999, respectively.

(2)	Ratio of expenses to average net assets for the six months ended January 31, 2004, and for the years ended July 31, 2003, 2002, 2001, 2000, and 1999, include indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.24%, 0.23%, 0.22%, 0.21%, 0.21%, and 0.20%, for the six months ended January 31, 2004, and for the years ended July 31, 2003, 2002, 2001, 2000, and 1999, respectively.

See Notes to Financial Statements

Domini Social Index Portfolio

Notes to Financial Statements

January 31, 2004 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Index Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company that was organized as a trust under the laws of the State of New York on June 7, 1989. The Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index,SM which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations effective on August 10, 1990, and began investment operations on June 3, 1991.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Portfolio's significant accounting policies.

(A) Valuation of Investments. The Portfolio values securities listed or traded on national securities exchanges at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the "NOCP"). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's Board of Trustees.

(B) Dividend Income. Dividend income is recorded on the ex-dividend date.

Domini Social Index Portfolio / Notes to Financial Statements (Continued)
January 31, 2004 (unaudited)

(C) Federal Taxes. The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

(D) Other. Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager. Domini Social Investments LLC (Domini) is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, Domini receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20%.

(B) Submanager. SSgA Funds Management, Inc. (SSgA) provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with Domini. SSgA does not determine the composition of the Domini 400 Social Index.SM  The Index's composition is determined by KLD Research & Analytics, Inc.

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2004, cost of purchases and proceeds from sales of investments, other than U.S. government securities and short-term obligations, aggregated $76,161,052 and $42,372,053, respectively. For the six months ended January 31, 2004, custody fees of the Portfolio were reduced by $23,949, which was compensation for uninvested cash left on deposit with the custodian.

Domini Institutional Social Equity Fund

Statement of Assets and Liabilities

January 31, 2004 (unaudited)

ASSETS:
Investments in Domini Social Index Portfolio, at value (Note 1)	$193,456,045
Total assets	193,456,045
LIABILITIES:
Management fee payable	15,000
Other accrued expenses	16,450
Payable for capital shares	34,000
Total liabilities	65,450
NET ASSETS	$193,390,595
NET ASSETS CONSIST OF:
Paid-in capital	$291,894,920
Undistributed net investment income	293,199
Accumulated net realized loss from Portfolio	(44,582,951)
Net unrealized depreciation from Portfolio	(54,214,573)
$193,390,595
Shares outstanding	11,430,319
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($193,390,595 ÷ 11,430,319)	$16.92

See Notes to Financial Statements

Domini Institutional Social Equity Fund

Statement of Operations

Six Months Ended January 31, 2004 (unaudited)

INCOME:
Investment income from Portfolio	$1,484,317
Expenses from Portfolio	(229,810)
Net investment income from Portfolio	1,254,507
EXPENSES:
Sponsor fee (Note 2)	235,074
Professional fees	20,281
Miscellaneous	15,127
Printing	11,260
Trustees fees	4,541
Accounting fees	4,523
Transfer agent fees	1,051
Total Expenses	291,857
Fees Waived (Note 2)	(200,074)
Net Expenses	91,783
NET INVESTMENT INCOME	1,162,724
NET REALIZED AND UNREALIZED GAIN FROM PORTFOLIO:
Net realized loss from Portfolio	(2,645,504)
Net change in unrealized appreciation from Portfolio	27,457,406
Net realized and unrealized gain from Portfolio	24,811,902
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,974,626

See Notes to Financial Statements

Domini Institutional Social Equity Fund

Statements of Changes in Net Assets

	Six Months Ended January 31, 2004 (unaudited)	Year Ended July 31, 2003
INCREASE/(DECREASE) IN NET ASSETS:
From Operations:
Net investment income	$1,162,724	$2,316,161
Net realized loss from Portfolio	(2,645,504)	(18,311,903)
Net change in unrealized appreciation from Portfolio	27,457,406	33,382,163
Net Increase in Net Assets Resulting from Operations	25,974,626	17,386,421
Distributions and/or Dividends:
Dividends to shareholders from net investment income	(1,149,672)	(2,846,370)
Net Decrease in Net Assets from Dividends and/or Distributions	(1,149,672)	(2,846,370)
Capital Share Transactions:
Proceeds from sale of shares	22,777,800	39,217,357
Net asset value of shares issued in reinvestment of dividends and distributions	880,325	2,190,828
Payments for shares redeemed	(44,869,357)	(109,166,276)
Net Decrease in Net Assets from Capital Share Transactions	(21,211,232)	(67,758,091)
Total Increase/(Decrease) in Net Assets	3,613,722	(53,218,040)
NET ASSETS:
Beginning of period	189,776,873	242,994,913
End of period (including undistributed net investment income of $293,199 and $280,147, respectively)	$193,390,595	$189,776,873
OTHER INFORMATION
Share Transactions:
Sold	1,450,469	2,973,589
Issued in reinvestment of dividends and/or distributions	56,484	163,060
Redeemed	(2,809,903)	(8,395,491)
Net Decrease	(1,302,950)	(5,258,842)

See Notes to Financial Statements

Domini Institutional Social Equity Fund

Financial Highlights

	Six Months Ended January 31, 2004 (unaudited)		Year Ended July 31,
			2003		2002		2001		2000		1999
For a share outstanding for the period:
Net asset value, beginning of period	$14.90		$13.51		$18.53		$23.15		$21.50		$17.87
Income/(loss) from investment operations:
Net investment income	0.10		0.19		0.17		0.14		0.12		0.14
Net realized and unrealized gain/(loss) on investments	2.01		1.41		(4.28)		(4.14)		1.79		3.95
Total income/(loss) from investment operations	2.11		1.60		(4.11)		(4.00)		1.91		4.09
Less dividends and distributions:
Dividends to shareholders from net investment income	(0.09)		(0.21)		(0.16)		(0.12)		(0.12)		(0.14)
Distributions to shareholders from net realized gain	—		—		(0.75)		(0.50)		(0.14)		(0.32)
Total dividends and distributions	(0.09)		(0.21)		(0.91)		(0.62)		(0.26)		(0.46)
Net asset value, end of period	$16.92		$14.90		$13.51		$18.53		$23.15		$21.50
Total return	14.25%		12.05%		(23.05)%		(17.37)%		8.85%		23.12%
Portfolio turnover*	3%		8%		13%		19%		9%		8%
Ratio/supplemental data (annualized):
Net assets, end of year (in millions)	$193		$190		$243		$416		$463		$219
Ratio of expenses to average net assets	0.34	%(1)	0.30	%(1)	0.30	%(1)	0.30	%(1)	0.30	%(1)	0.30	%(1)
Ratio of net investment income to average net assets	1.21%		1.24%		0.93%		0.69%		0.60%		0.75%

*	For the Portfolio in which the Fund invests.

(1)	Reflects a waiver of fees and expenses paid by the Manager of the Portfolio and the Sponsor of the Fund. Had the Manager and the Sponsor not waived their fees and reimbursed expenses, the ratio of expenses to average net assets would have been 0.55%, 0.53%, 0.50%, 0.50%, 0.51%, and 0.56%, respectively, for the six months ended January 31, 2004, and for the years ended July 31, 2003, 2002, 2001, 2000, and 1999, respectively.

See Notes to Financial Statements

Domini Institutional Social Equity Fund

Notes to Financial Statements

January 31, 2004 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Institutional Social Equity Fund is a series of the Domini Institutional Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund invests substantially all of its assets in the Domini Social Index Portfolio, a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 12.63% at January 31, 2004). The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund commenced operations on May 30, 1996.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund's significant accounting policies.

(A) Valuation of Investments: Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(B) Investment Income and Dividends to Shareholders: The Fund earns income daily, net of Portfolio expenses, on its investments in the Portfolio. Dividends to shareholders are usually declared and paid quarterly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually.

Domini Institutional Social Equity Fund / Notes to Financial Statements (Continued)
January 31, 2004 (unaudited)

(C) Federal Taxes: The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(D) Other: All net investment income and realized and unrealized gains and losses of the Portfolio are allocated daily pro rata among the Fund and the other investors in the Portfolio.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager. The Portfolio has retained Domini Social Investments LLC (Domini) to serve as investment manager and administrator. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services, including the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, Domini receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20% of the Portfolio's average daily net assets.

(B) Submanager. SSgA Funds Management, Inc. (SSgA) provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with Domini. SSgA does not determine the composition of the Domini 400 Social Index.SM The Index's composition is determined by KLD Research & Analytics, Inc.

(C) Sponsor. Pursuant to a Sponsorship Agreement, Domini provides the Fund with the administrative personnel and services necessary to operate the Fund. In addition to general administrative services and facilities for the Fund similar to those provided by Domini to the Portfolio under the Management Agreement, Domini answers questions from the general public and the media regarding the composition of the Index and the securities holdings of the Portfolio. For these services and facilities, Domini receives fees computed and paid monthly from the Fund at an annual rate equal to 0.25% of the average daily net assets of the Fund. Domini is contractually waiving its fee to the extent necessary to keep the aggregate annual operating expenses of the Fund (including the Fund's share of the Portfolio's expenses but excluding brokerage

Domini Institutional Social Equity Fund / Notes to Financial Statements (Continued)
January 31, 2004 (unaudited)

fees and commissions, interest, taxes, and other extraordinary expenses), net of waivers and reimbursements, at no greater than 0.40% of the average daily net assets of the Fund until November 30, 2004, absent an earlier modification by the Board of Trustees, which oversees the Fund. A similar fee waiver arrangement was in effect in prior periods. For the six months ended January 31, 2004, Domini waived fees in the amount of $200,074.

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2004, additions and reductions in the Fund's investment in the Portfolio aggregated $22,777,801 and $45,232,144, respectively.

Proxy Voting Information

The Domini Funds' Proxy Voting Policies and Procedures are available, free of charge, by calling 1-800-762-6814, by visiting www.domini.com/shareholder-advocacy/Proxy-Voting/index.htm, or by visiting the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. All proxy votes cast for the Domini Funds are posted to Domini's website on an ongoing basis over the course of the year. After August 31, 2004, an annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at www.domini.com, and on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov.

Domini Social Investments LLC

P.O. Box 9785
Providence, RI 02940-9785
1-800-582-6757
www.domini.com

Investment Manager and Sponsor: Domini Social Investments LLC 536 Broadway, 7th Floor New York, NY 10012	Custodian: Investors Bank & Trust Company 200 Clarendon Street Boston, MA 02116
Investment Submanager: SSgA Funds Management, Inc. One Lincoln Street Boston, MA 02111	Independent Auditors: KPMG LLP 99 High Street Boston, MA 02110
Distributor: DSIL Investment Services LLC 536 Broadway, 7th Floor New York, NY 10012 1-800-582-6757	Legal Counsel: Bingham McCutchen LLP 150 Federal Street Boston, MA 02110
Transfer Agent: PFPC Inc. 760 Moore Road King of Prussia, PA 19406

CUSIP# 257131102

Printed on recycled paper

Item 2.    Code of Ethics.

(a)    Not applicable to a semi-annual report.

(c)    Not applicable.

(d)    Not applicable.

Item 3.    Audit Committee Financial Expert.

Not applicable to a semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable to a semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.    Schedule of Investments.

Not applicable at this time.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 9.    Submission of Matters to a Vote of Security Holders.

The registrant does not have formal procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. The Board's Nominating Committee will consider nominees recommended by shareholders, who may write the registrant's Secretary, Elizabeth L. Belanger, 536 Broadway, 7th Floor, New York, New York 10012-3915, to deliver a recommendation to the Board's Nominating Committee.

Item 10.   Controls and Procedures.

(a)    Within 90 days prior to the filing of this report on Form N-CSR, Amy L. Domini, the registrant's President and Principal Executive Officer, and Carole M. Laible, the registrant's Treasurer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Domini and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission's rules and forms.

(b)    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.    Exhibits.

(a)(1)    Not applicable to a semi-annual report.

(a)(2)    Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(3)    Not applicable to the registrant.

(b)    A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14b or Rule 15d-14(b) under the Securities Exchange Act of 1934, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the chief executive officer and the chief financial officer of the registrant is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI INSTITUTIONAL TRUST

By:   /s/ Amy L. Domini
  Amy L. Domini
  President

Date: April 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Amy L. Domini
  Amy L. Domini
  President (Principal Executive Officer)

Date: April 1, 2004

By:   /s/ Carole M. Laible
  Carole M. Laible
  Treasurer (Principal Financial Officer)

Date: April 1, 2004